Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Unusual Whales Subversive Democratic Trading ETF
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Democratic Trading ETF
Class Name	Unusual Whales Subversive Democratic Trading ETF
Trading Symbol	NANC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/. You can also request this information by contacting us at (800) 617-0004 or by writing to Unusual Whales Subversive Democratic Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 617-0004
Additional Information Website	https://www.subversiveetfs.com/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Democratic Trading ETF	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Democratic Trading ETF	40.10%	28.39%
S&P 500® Index	36.35%	24.69%

Performance Inception Date	Feb. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,671,000
Holdings Count | Holdings	166
Advisory Fees Paid, Amount	$ 538,104
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$175,671
Number of Holdings	166
Total Advisory Fee Paid	$538,104
Annual Portfolio Turnover	62%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of total net assets) Percentages are based on total net assets.
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	11.6
Microsoft Corp.	8.3
Amazon.com Inc.	4.6
Apple Inc.	4.3
Alphabet Inc. - Class C	4.2
Salesforce Inc.	4.2
American Express Co.	3.0
Costco Wholesale Corp.	2.9
Philip Morris International, Inc.	2.7
Eli Lilly & Co.	2.7

Material Fund Change [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 40.10% for the fiscal year ended September 30, 2024, compared to 36.35% for the S&P 500® Index. The Fund was weighted more towards large cap growth and technology companies. The Fund was 98.75% weighted towards large cap stocks which also benefited by solid earnings growth and expectations that lower interest rates would drive growth.

What Factors Influenced Performance?

Great exposure to Information Technology, Consumer Discretionary and Communications sectors relative to the benchmark weighting contributed positively to the performance, but also a significant underweighting to healthcare and financial avoided headwinds and allowed for the Fund to have a greater allocation to the sectors with greatest price momentum. Expectations of lower interest rates led to significant outperformance by large cap technological stocks in the Fund; specifically, Nvidia.

Positioning

Top Contributors:

Overweight in Information Technology, Consumer Discretionary and Communications

Top Detractors:

Overweighted in materials

The Fund, which is active, adopted a process which in August to increase the concentration of the Fund. As a result, the Fund eliminated 582 very small positions and re-allocated the proceeds towards stocks which appeared to show a pattern of net investment by Members of Congress. This focused the Fund on about 170 holdings at Quarter End.

Material Fund Change Adviser [Text Block]

How has the Fund changed?

As previously disclosed, Subversive Capital Advisor, LLC (“Subversive”) served as the investment adviser to the Funds, and Tidal Investments, LLC (“Tidal”) served as the sub-adviser to the Funds. At a meeting of the Board of Trustees (“Board”) of Series Portfolios Trust (the “Trust”) held on July 24-25, 2024, the Board considered a strategic plan presented by Subversive and Tidal that will allow a transition to a new management structure for the Funds. Pursuant to the strategic plan, it is the intent of Subversive and Tidal to recommend to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing exchange-traded funds (“ETFs”) managed by Tidal (the “Transition”). The Transition would result in Subversive no longer serving as the investment adviser to the Funds, and Tidal, the current sub-adviser to the Funds, serving as the investment adviser to the Funds. In preparation for the Transition, the Board, upon the recommendation of Subversive and Tidal, approved the termination of Subversive’s current investment advisory agreement (the “Current Advisory Agreement”) and Tidal’s current sub-advisory agreement, and appointed Tidal as the Funds’ investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Funds, and Tidal. These changes will be effective as of August 2, 2024, and the Interim Advisory Agreement will remain in effect until the earlier of 150 days from its effective date or the date that the Transition is completed. The terms and conditions of the Interim Advisory Agreement are substantially similar to those of the Current Advisory Agreement, except for the term and effective date and the replacement of Tidal as a party to the agreement in place of Subversive. There is no change to each Fund’s contractual unitary management fee. Tidal, a Tidal Financial Group company, is a registered investment adviser that was founded in 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of June 30, 2024, Tidal had assets under management of approximately $17.16 billion and served as the investment adviser or sub-adviser for 194 registered funds. Under the Interim Advisory Agreement, the new portfolio managers for the Funds will be Michael Venuto and Daniel Weiskopf. Mr. Venuto is a co-founder and has been the Chief Investment Officer of Tidal since 2012. Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in 2018. There will be no change to each Fund’s investment thesis, which is to track the trading activity of the Democratic or Republican U.S. Congresspeople while in office. The Interim Advisory Agreement is not expected to result in any material change to each Fund’s investment objective or principal investment strategies. However, in implementing each Fund’s principal investment strategies, Tidal intends for each Fund, under normal circumstances, to invest in a portfolio of between 100 to 200 holdings instead of the currently disclosed range of between 500 and 600 holdings. In connection with the strategic plan presented to the Board, Tidal intends to enter into a fund sponsorship agreement with Subversive pursuant to which Subversive will be a sponsor to the Funds. Under this arrangement, Subversive will agree to provide financial support to the Funds. In return, Tidal will agree to pay Subversive a portion of any remaining profits generated by the unitary management fee for each Fund. Subversive will not be an investment adviser to the Funds.At a meeting held on August 23, 2024, based upon the recommendation of Tidal Investments, LLC (“Tidal”), the Funds’ current investment adviser, the Board of Trustees of Series Portfolios Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Fund, each a series of the Trust, into a separate and newly created shell series of Tidal ETF Trust (the “Acquiring Trust”) of the same name (each, an “Acquiring Fund” and together, the “Acquiring Funds”). Following the Reorganization, if the Plan of Reorganization is approved by shareholders of the Funds, the Acquiring Funds will be managed by Tidal, the Funds’ current investment adviser, and the same portfolio managers at Tidal that currently manage the Funds will continue to be responsible for the day-to-day management of each Acquiring Fund’s portfolio. The Acquiring Funds will have the same investment objectives and substantially similar investment strategies, policies, and risks as those of the Funds.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Unusual Whales Subversive Republican Trading ETF
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Republican Trading ETF
Class Name	Unusual Whales Subversive Republican Trading ETF
Trading Symbol	KRUZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/. You can also request this information by contacting us at (800) 617-0004 or by writing to Unusual Whales Subversive Republican Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 617-0004
Additional Information Website	https://www.subversiveetfs.com/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Republican Trading ETF	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Republican Trading ETF	28.39%	15.47%
S&P 500® Index	36.35%	24.69%

Performance Inception Date	Feb. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 33,716,000
Holdings Count | Holdings	168
Advisory Fees Paid, Amount	$ 120,004
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$33,716
Number of Holdings	168
Total Advisory Fee Paid	$120,004
Annual Portfolio Turnover	54%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of total net assets) Percentages are based on total net assets.
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
JPMorgan Chase & Co.	3.8
NVIDIA Corp.	3.1
Comfort Systems USA, Inc.	3.1
Simon Property Group Inc.	2.4
Accenture PLC	2.4
Fidelity National Information Services, Inc.	2.4
AT&T, Inc.	2.3
Dow, Inc.	2.3
Allstate Corp.	2.2
Chevron Corp.	2.2

Material Fund Change [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 28.39% for the fiscal year ended September 30, 2024 compared to 36.35% for the S&P 500® Index. The Fund was weighted towards value stocks with an overweighted allocation towards the industrials and energy sectors.. The Fund was 91% weighted towards large cap stocks. The value tilt and heavy exposure to these two sectors led to underperformance and an underweighted position in large cap growth and technology stocks.

What Factors Influenced Performance?

Given the underperformance by stocks in the industrials and energy sectors the Fund was under allocated to the Mega-Cap technology stocks that drove the S&P 500® Index performance. Energy prices steadily trended downward during this period. Expectations of lower interest rates led to significant outperformance by large cap technological stocks in the Fund; specifically NVIDIA.

Positioning

Top Contributors:

Overweight in Information Technology, Consumer Discretionary and Communications

Top Detractors:

Overweighted in materials

The Fund, which is active, adopted a process which in August to increase the concentration of the Fund. As a result, the Fund eliminated 582 very small positions and re-allocated the proceeds towards stocks which appeared to show a pattern of net investment by Members of Congress.

Material Fund Change Adviser [Text Block]

How has the Fund changed?

As previously disclosed, Subversive Capital Advisor, LLC (“Subversive”) served as the investment adviser to the Funds, and Tidal Investments, LLC (“Tidal”) served as the sub-adviser to the Funds. At a meeting of the Board of Trustees (“Board”) of Series Portfolios Trust (the “Trust”) held on July 24-25, 2024, the Board considered a strategic plan presented by Subversive and Tidal that will allow a transition to a new management structure for the Funds. Pursuant to the strategic plan, it is the intent of Subversive and Tidal to recommend to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing exchange-traded funds (“ETFs”) managed by Tidal (the “Transition”). The Transition would result in Subversive no longer serving as the investment adviser to the Funds, and Tidal, the current sub-adviser to the Funds, serving as the investment adviser to the Funds. In preparation for the Transition, the Board, upon the recommendation of Subversive and Tidal, approved the termination of Subversive’s current investment advisory agreement (the “Current Advisory Agreement”) and Tidal’s current sub-advisory agreement, and appointed Tidal as the Funds’ investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Funds, and Tidal. These changes will be effective as of August 2, 2024, and the Interim Advisory Agreement will remain in effect until the earlier of 150 days from its effective date or the date that the Transition is completed. The terms and conditions of the Interim Advisory Agreement are substantially similar to those of the Current Advisory Agreement, except for the term and effective date and the replacement of Tidal as a party to the agreement in place of Subversive. There is no change to each Fund’s contractual unitary management fee. Tidal, a Tidal Financial Group company, is a registered investment adviser that was founded in 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of June 30, 2024, Tidal had assets under management of approximately $17.16 billion and served as the investment adviser or sub-adviser for 194 registered funds. Under the Interim Advisory Agreement, the new portfolio managers for the Funds will be Michael Venuto and Daniel Weiskopf. Mr. Venuto is a co-founder and has been the Chief Investment Officer of Tidal since 2012. Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in 2018. There will be no change to each Fund’s investment thesis, which is to track the trading activity of the Democratic or Republican U.S. Congresspeople while in office. The Interim Advisory Agreement is not expected to result in any material change to each Fund’s investment objective or principal investment strategies. However, in implementing each Fund’s principal investment strategies, Tidal intends for each Fund, under normal circumstances, to invest in a portfolio of between 100 to 200 holdings instead of the currently disclosed range of between 500 and 600 holdings. In connection with the strategic plan presented to the Board, Tidal intends to enter into a fund sponsorship agreement with Subversive pursuant to which Subversive will be a sponsor to the Funds. Under this arrangement, Subversive will agree to provide financial support to the Funds. In return, Tidal will agree to pay Subversive a portion of any remaining profits generated by the unitary management fee for each Fund. Subversive will not be an investment adviser to the Funds.At a meeting held on August 23, 2024, based upon the recommendation of Tidal Investments, LLC (“Tidal”), the Funds’ current investment adviser, the Board of Trustees of Series Portfolios Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each Fund, each a series of the Trust, into a separate and newly created shell series of Tidal ETF Trust (the “Acquiring Trust”) of the same name (each, an “Acquiring Fund” and together, the “Acquiring Funds”). Following the Reorganization, if the Plan of Reorganization is approved by shareholders of the Funds, the Acquiring Funds will be managed by Tidal, the Funds’ current investment adviser, and the same portfolio managers at Tidal that currently manage the Funds will continue to be responsible for the day-to-day management of each Acquiring Fund’s portfolio. The Acquiring Funds will have the same investment objectives and substantially similar investment strategies, policies, and risks as those of the Funds.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.